Notes Payable and Convertible Notes Payable (Details Narrative) - USD ($)					6 Months Ended
	Aug. 04, 2023	Apr. 26, 2023	Apr. 25, 2023	Apr. 11, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Amortization of discounts					$ 0	$ 11,231
[custom:ConvertibleNoteDescription]					On October 20, 2023, the Company received notice from 1800 Diagonal, the holder of the April Promissory Note, Convertible Note and August Promissory Note (collectively, the “1800 Notes”) that such notes were in default. The holder has made demand for the immediate payment of the 1800 Notes of a sum representing 150% of the remaining outstanding principal balances of the 1800 Notes in the aggregate of $250,009, together with accrued interest and default interest as provided for in the 1800 Notes.
[custom:AdditionalPrincipalAmount-0]					$ 88,618
April Promissory Note [Member] | Diagonal Lending 1800 [Member]
Debt Instrument [Line Items]
Debt face amount				$ 60,760
Gross proceeds				50,000
Unamortized discount				6,510
Legal fees				4,250
Amortization of discounts				$ 10,760
Interest rate				13.00%
Maturity date				Mar. 11, 2024
Debt periodic payment frequency				monthly
Debt periodic payment				$ 7,629
Conversion of shares					15,431,359
Accrued interest					$ 31,564
Convertible Note [Member] | Diagonal Lending 1800 [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount				56,962
Gross proceeds				50,000
Unamortized discount				2,712	$ 0		$ 0
Legal fees				$ 4,250
Interest rate				8.00%
Maturity date				Apr. 11, 2024
Conversion of shares					15,000,000
Accrued interest					$ 30,870
Note payable balance					47,303		$ 94,439
August Promissory Note [Member] | Diagonal Lending 1800 [Member]
Debt Instrument [Line Items]
Debt face amount	$ 71,450
Gross proceeds	60,000
Unamortized discount	7,200				0
Legal fees	$ 4,250
Maturity date	May 24, 2024
Debt periodic payment frequency	monthly
Debt periodic payment	$ 8,971
Note payable balance					$ 105,307
April 25 Promissory Notes [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount			$ 60,000
Gross proceeds			$ 60,000
Interest rate			10.00%
Maturity date			May 26, 2023
Conversion of shares					31,500,000
Accrued interest					$ 63,000
Note payable balance					$ 75,600
April 26 Note [Member] | Promissory Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt face amount		$ 57,502
Gross proceeds		$ 57,502
Interest rate		10.00%
Maturity date		May 26, 2023
Conversion of shares					30,188,550
Accrued interest					$ 60,377
Loss on settlement					72,453
Edge Mode [Member]
Debt Instrument [Line Items]
Outstanding note payable amount					$ 35,000